Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2020
Revenue and Other Income [Abstract]
Schedule of revenue and other income

	30 June 2020	30 June 2019	30 June 2018
	A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers	2,518,566	2,387,426	1,842,909
Total Revenue from Operating Activities	2,518,566	2,387,426	1,842,909

Other Income
Australian Federal R&D Tax Concession Refund	308,225	531,005	1,849,123
Other grants	154,904	-	-
Other income	10,545	1,045	40
Total Other Income	473,674	532,050	1,849,163

Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	11,335	51,807	258,767
Net impairment losses	-	(13,394)	(163,600)
Total Other Gains/(Losses) – Net	11,335	38,413	95,167
Total Revenue, Other Income and Other Gains/(Losses) – Net	3,003,575	2,957,889	3,787,239